Principal Funds, Inc.
680 8th Street
Des Moines, Iowa 50392-2080

March 16, 2010

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: John Grzeskiewicz, Esq.

Re:	Principal Funds, Inc.
Registration Statement on Form N-14 (File No. 333-164920)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, Principal Funds, Inc. (the
“Registrant”) and its principal underwriter, Principal Funds Distributor, Inc., hereby request that the effectiveness of the above-referenced Registration Statement on Form N-14 be accelerated to March 18,
2010, or as soon thereafter as practicable.

In connection with the foregoing request for acceleration, the Registrant hereby acknowledges that:

· should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

· the action of the Commission or staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

· the Registrant may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the
United States.

If you have any questions regarding this request, please contact, and upon the acceleration of effectiveness of the Registration Statement, please notify Adam U. Shaikh at 515-235-9328.
Very truly yours,

PRINCIPAL FUNDS, INC.		PRINCIPAL FUNDS DISTRIBUTOR, INC.

/s/ Adam U. Shaikh		/s/ Adam U. Shaikh
By: :____________________________________		By:____________________________________
Adam U. Shaikh		Adam U. Shaikh
Assistant Counsel		Counsel